Income Taxes (Details) - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate For the Company	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the statutory tax rate to the effective tax rate for the Company [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different income tax rate in other jurisdictions	9.00%	1.00%	4.00%
Effect of non-deductible expenses	5.00%	1.00%	3.00%
Effect of temporary differences	7.00%	1.00%	7.00%
Effect of valuation of deferred tax allowance	7.00%	9.00%	5.00%
Effective tax rate	53.00%	37.00%	44.00%